Property, Plant and Equipment - ROU Assets (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
As of April 1, 2019	¥ 413,669
Additions	18,381
Disposals and other decreases	(15,234)
Reclassification to assets held for sale (Note 19)	(1,592)
Foreign currency translation differences	(2,109)
Other	12
As of March 31, 2020	413,127
Accumulated depreciation and accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
As of April 1, 2019	(33,193)
Depreciation expenses	(36,783)
Impairment losses	(1,837)
Disposals and other decreases	3,016
Reclassification to assets held for sale (Note 19)	1,375
Foreign currency translation differences	1,174
Other	139
As of March 31, 2020	(66,109)
Buildings and structures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
As of April 1, 2019	396,824
Additions	16,077
Disposals and other decreases	(11,666)
Reclassification to assets held for sale (Note 19)	(1,545)
Foreign currency translation differences	(1,604)
Other	355
As of March 31, 2020	398,441
Buildings and structures | Accumulated depreciation and accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
As of April 1, 2019	(29,169)
Depreciation expenses	(32,422)
Impairment losses	(1,831)
Disposals and other decreases	1,665
Reclassification to assets held for sale (Note 19)	1,375
Foreign currency translation differences	1,011
Other	137
As of March 31, 2020	(59,234)
Machinery and vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
As of April 1, 2019	15,981
Additions	2,211
Disposals and other decreases	(3,329)
Reclassification to assets held for sale (Note 19)	(47)
Foreign currency translation differences	(503)
Other	(345)
As of March 31, 2020	13,968
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
As of April 1, 2019	(3,428)
Depreciation expenses	(4,214)
Impairment losses	0
Disposals and other decreases	1,118
Reclassification to assets held for sale (Note 19)	0
Foreign currency translation differences	162
Other	3
As of March 31, 2020	(6,359)
Tools, furniture, and fixtures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
As of April 1, 2019	864
Additions	93
Disposals and other decreases	(239)
Reclassification to assets held for sale (Note 19)	0
Foreign currency translation differences	(2)
Other	2
As of March 31, 2020	718
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
As of April 1, 2019	(596)
Depreciation expenses	(147)
Impairment losses	(6)
Disposals and other decreases	233
Reclassification to assets held for sale (Note 19)	0
Foreign currency translation differences	1
Other	(1)
As of March 31, 2020	¥ (516)